Shareholder Report	6 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Capital Group International Focus Equity ETF
Entity Central Index Key	0001870130
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Capital Group International Focus Equity ETF [Member]
Shareholder Report [Line Items]
Fund Name	Capital Group International Focus Equity ETF
Class Name	Capital Group International Focus Equity ETF
Trading Symbol	CGXU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital Group International Focus Equity ETF (the "fund") for the period from June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/ETF-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/ETF-literature
Expenses [Text Block]	What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
CGXU	$ 29	0.54% *
*Annualized.
Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.54% [1]
Net Assets	$ 4,305,000,000
Holdings Count | Holding	72
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 4,305
Total number of portfolio holdings	72
Portfolio turnover rate	21%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending May 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended May 31, 2024 and May 31, 2025 and the subsequent interim period through July 14, 2025, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

[1]	Annualized.